WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 113.6%
COMMUNICATION SERVICES - 23.3%
Diversified Telecommunication Services - 4.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,190,000	$2,514,394	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	13,680,000	14,606,136	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,530,000	2,827,136	(a)(b)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000	1,171,537	(a)(b)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,720,940	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	3,231,567
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	458,792	(a)(b)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	4,089,000	245,340	*(a)(b)(c)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	9.000%	6/30/25	1,225,000	73,500	*(a)(b)(c)

Total Diversified Telecommunication Services				27,849,342

Entertainment - 1.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	2,755,000	3,407,343	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	2,305,000	2,930,231	(b)

Total Entertainment				6,337,574

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	920,000	969,275	(a)(b)

Media - 10.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	5,850,000	6,214,294	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,164,350	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	8,300,000	8,806,300	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	5,105,000	5,417,196	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,100,000	7,499,375	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	6,180,000	6,452,940	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	13,359,000	$15,080,508	(b)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,490,000	2,732,775	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	3,010,000	3,062,118	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,610,000	1,714,964	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	545,795	(a)

Total Media				58,690,615

Wireless Telecommunication Services - 7.2%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,629,225	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,061,942	(a)(b)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	1,085,405	(a)(b)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,930,000	2,213,469	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,858,790	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	7,979,895	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,307,222	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	4,821,803	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,653,000	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	127,875	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,918,791	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	327,174	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,762,584	(d)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	761,611	(a)(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,377,664	(a)(b)

Total Wireless Telecommunication Services				41,886,450

TOTAL COMMUNICATION SERVICES				135,733,256

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 3.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,333,000	4,989,688	(a)(b)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	2,410,000	2,682,631	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Auto Components - (continued)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,771,000	$5,926,096	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,740,000	3,959,014	(a)(b)

Total Auto Components				17,557,429

Automobiles - 1.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,520,000	1,689,624
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,980,000	3,514,940
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	2,250,000	2,257,875
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	600,000	602,250
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	300,000	303,822
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,300,000	1,328,132
General Motors Co., Senior Notes	6.125%	10/1/25	460,000	538,277

Total Automobiles				10,234,920

Diversified Consumer Services - 2.2%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	3,420,000	3,628,860	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	2,000,000	2,088,020	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	3,290,000	3,659,516	(a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,431,840	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,000,000	1,058,475	(a)

Total Diversified Consumer Services				12,866,711

Hotels, Restaurants & Leisure - 5.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,950,000	3,011,950	(a)(b)
Colt Merger Sub Inc., Senior Secured Notes	5.750%	7/1/25	1,250,000	1,301,562	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	800,000	837,200	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,120,000	1,200,500	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,480,000		$1,615,709	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	3,230,000		3,242,871
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,190,000		1,204,436	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,930,000		4,281,244	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,920,000		2,894,450	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,795,000	GBP	1,882,778	(d)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,803,000		1,746,467	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,700,000		2,439,687	(a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,270,000		2,672,620	(a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,440,000		3,617,900	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	780,000		877,012	(a)

Total Hotels, Restaurants & Leisure					32,826,386

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	4.875%	6/1/25	1,450,000		1,578,688

Specialty Retail - 3.8%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	1,560,000		1,682,444	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	2,233,000	EUR	2,535,932	(d)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	790,000	EUR	897,173	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,660,000		1,570,974	(a)(b)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	1,465,655		966,600	(b)(e)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	9,690,000		9,956,475	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,680,000		1,702,050
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,640,000		2,714,250	(b)

Total Specialty Retail					22,025,898

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.3%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	1,000,000	EUR	$1,043,622	(d)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		491,344	(a)(b)

Total Textiles, Apparel & Luxury Goods					1,534,966

TOTAL CONSUMER DISCRETIONARY					98,624,998

CONSUMER STAPLES - 4.2%
Food Products - 3.5%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	212,000		224,429
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	7,110,000		7,668,707	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	3,500,000		3,990,433	(b)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	390,000		431,404	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	670,000		785,803
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000		179,886
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	700,000		737,170
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	1,170,000		1,377,914	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	330,000		338,663	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	4,545,000		4,812,019	(a)(b)

Total Food Products					20,546,428

Household Products - 0.7%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	680,000		725,907	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,720,000		1,777,869	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,330,000		1,373,225	(b)

Total Household Products					3,877,001

TOTAL CONSUMER STAPLES					24,423,429

ENERGY - 19.4%
Oil, Gas & Consumable Fuels - 19.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000		815,758	(b)
Apache Corp., Senior Notes	5.100%	9/1/40	1,800,000		1,750,500
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	480,000		385,709	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,195,000		1,189,354	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000		320,255
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000		224,302

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	$1,139,708	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,270,000	1,532,401
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,866,000	(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	630,000	662,880	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	870,000	923,862	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	770,000	850,092	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,750,000	1,653,015
Gazprom PJSC Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	2,550,000	2,739,151	(a)(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,500,000	1,683,300	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,832,433	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	340,000	334,315	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,070,000	2,932,172	(a)(b)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	280,000	249,900	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	4,740,000	3,900,522	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,426,426	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	647,600	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	180,000	33,925
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	4,219,000	825,342	(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,000,000	1,050,625
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,546,799
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	984,920
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,295,919
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	829,000
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,320,000	4,765,392	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	8,820,000	9,541,476	(b)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	$7,260,783	(b)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,000,000	996,655
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,970,000	2,366,422	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	848,191
Range Resources Corp., Senior Notes	9.250%	2/1/26	7,021,000	6,787,341	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,363,250	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,444,300	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	3,615,000	3,711,936	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	800,000	851,724	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,233,375	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	305,436
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,360,000	2,945,258	(a)(b)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	2,690,000	2,727,566	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,383,397
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	10,952,000	10,834,704	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,100,260	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,425,298	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,024,238	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,740,963	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,202,300	(b)
YPF SA, Senior Notes	8.500%	7/28/25	6,630,000	5,383,626	(a)(b)
YPF SA, Senior Notes	6.950%	7/21/27	570,000	427,500	(a)

TOTAL ENERGY				113,297,576

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 18.0%
Banks - 13.3%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	$2,854,884	(b)(e)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,970,000	2,116,254	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000	3,243,714	(b)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,120,000	2,245,670	(b)(e)(f)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,250,000	3,823,224	(b)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	7,080,000	6,672,971	(a)(b)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,023,740	(a)(b)(e)(f)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000	1,096,082	(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,750,000	1,871,789	(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,120,000	10,613,907	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,936,050	(a)(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	3,140,000	3,109,652	(b)(e)(f)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	2,910,000		$2,941,472	(b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	8,230,000		8,665,485	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		4,629,110	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,570,000		1,638,110	(b)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,553,901	(b)(e)(f)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		5,278,127	(b)(e)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,434,404	(b)(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,222,702	(b)(d)(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,388,186	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,305,029	(a)(b)(e)

Total Banks					77,664,463

Capital Markets - 2.3%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	4,820,000		5,130,625	(a)(b)(e)(f)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000	$2,108,382	(b)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,790,000	6,147,851	(a)(b)(e)(f)

Total Capital Markets				13,386,858

Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,202,175	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,073,331	(b)

Total Consumer Finance				3,275,506

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000	893,902
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,000,000	1,020,108
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	150,000	152,780
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,140,000	1,157,916
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,480,000	2,811,200	(a)(b)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000	2,212,235	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000	821,007	(b)

Total Diversified Financial Services				9,069,148

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,486,502	(a)(b)

TOTAL FINANCIALS				104,882,477

HEALTH CARE - 9.3%
Health Care Providers & Services - 3.1%
CHS/Community Health
Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,900,000	1,948,013	(a)(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	2,010,000	2,067,285	(b)
HCA Inc., Senior Notes	5.625%	9/1/28	1,810,000	2,161,638	(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,710,595	(b)
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	1,140,000	1,231,200	(a)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,030,000	$4,084,989	(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000	1,063,605	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	610,000	675,737	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	1,940,000	2,044,799	(a)

Total Health Care Providers & Services				17,987,861

Pharmaceuticals - 6.2%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000	5,191,310	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	114,000	114,089	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,510,000	5,694,585	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000	553,100	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000	774,025	(a)(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	9,888,000	9,811,121	(b)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000	251,819
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	5,060,000	5,033,561	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	7,920,000	7,696,181	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000	1,229,397

Total Pharmaceuticals				36,349,188

TOTAL HEALTH CARE				54,337,049

INDUSTRIALS - 10.1%
Aerospace & Defense - 0.6%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000	3,496,920	(a)

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	754,000	757,563	(a)(b)

Airlines - 5.1%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	3,035,693	2,910,271	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	390,000	$388,747
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	3,000,000	2,947,598
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	6,230,000	5,801,962
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	929,411
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	873,326
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,910,000	8,455,711	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	520,068	491,019	(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,190,000	3,309,625	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,165,000	2,829,716
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	820,750

Total Airlines				29,758,136

Building Products - 0.9%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,580,000	2,748,745	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,345,000	2,513,031	(a)(b)

Total Building Products				5,261,776

Commercial Services & Supplies - 0.3%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,404,000	1,576,151	(a)

Industrial Conglomerates - 0.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,780,000	1,413,481	(b)(e)(f)

Machinery - 0.5%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,690,000	1,772,066	(a)(b)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	1,130,000	1,192,856	(a)

Total Machinery				2,964,922

Trading Companies & Distributors - 2.3%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	230,000	236,693

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,390,000	$8,213,357	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	606,000	654,101
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,075,000	4,380,625	(b)

Total Trading Companies & Distributors				13,484,776

TOTAL INDUSTRIALS				58,713,725

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,001,000	4,319,700	(a)(b)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	80,000	81,852	(a)

Total Communications Equipment				4,401,552

Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	900,000	949,423	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,230,000	1,278,893	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,812,855	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	926,510	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	553,792
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,798,000	1,955,541	(b)

Total Technology Hardware, Storage & Peripherals				6,527,591

TOTAL INFORMATION TECHNOLOGY				11,878,566

MATERIALS - 8.1%
Chemicals - 0.6%
Anagram International Inc./ Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	792,255	461,251	(b)(g)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	734,125	(b)(d)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	2,328,590	(a)(b)

Total Chemicals				3,523,966

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	$1,562,673	(a)(b)

Containers & Packaging - 2.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000	2,856,263	(a)(b)(g)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	7,158,000	7,487,268	(a)(b)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,310,000	1,372,579	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,330,000	2,481,019	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	996,953	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000	1,349,156	(a)

Total Containers & Packaging				16,543,238

Metals & Mining - 3.8%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	600,672	(a)(b)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,200,000	4,197,127	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,590,000	3,611,450	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	790,237	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	969,259	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,195,000	1,305,663	(b)
Freeport-McMoRan Inc., Senior Notes	4.250%	3/1/30	750,000	784,305
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,320,000	1,485,535	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000	4,312,960	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	4,051,530	(b)

Total Metals & Mining				22,108,738

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.6%
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,220,000		$2,242,200	(b)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,250,000		1,406,337	(a)(b)

Total Paper & Forest Products					3,648,537

TOTAL MATERIALS					47,387,152

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000		195,125	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,340,000		1,136,528
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	860,000		950,394

TOTAL REAL ESTATE					2,282,047

UTILITIES - 1.9%
Electric Utilities - 0.6%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,470,000		1,321,023	(b)(d)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,410,000		2,076,275	(a)

Total Electric Utilities					3,397,298

Gas Utilities - 0.9%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,850,000		4,952,141	(b)

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		2,513,423	(a)(b)

TOTAL UTILITIES					10,862,862

Total Corporate Bonds & Notes (Cost - $591,483,593)					662,423,137

SOVEREIGN BONDS - 9.0%
Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	2,720,000		1,231,140	*(c)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	6,530,000		2,905,948	*(c)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	6,000,000		2,670,930	*(c)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	4,880,000		2,147,249	*(a)(c)

Total Argentina					8,955,267

Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,502,000	BRL	890,392

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	10,569,000	BRL	$2,309,278
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	567,000	BRL	131,541

Total Brazil					3,331,211

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	1,000,000		896,500	(a)

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	1,500,000		1,563,218	(a)

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,279,890	(a)

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	2,720,000		2,542,180	(a)

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	970,000		1,045,233	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	2,450,000		2,664,375	(a)

Indonesia - 0.6%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,000,000		2,201,570
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	10,046,000,000	IDR	713,713
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	8,097,000,000	IDR	575,109

Total Indonesia					3,490,392

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	415,000		402,903	(a)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,500,000		1,749,750

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		1,094,529	(d)

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,500,000		$1,426,731	(a)

Russia - 0.2%
Russian Federal Bond - OFZ	7.000%	1/25/23	98,290,000	RUB	1,402,218

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	1,100,000		1,113,407
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	2,300,000		2,060,133

Total South Africa					3,173,540

Sri Lanka - 0.5%
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	1,920,000		1,536,023	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	1,930,000		1,476,450	(a)

Total Sri Lanka					3,012,473

Turkey - 1.2%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,900,000		3,416,517
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	3,875,000		3,461,382

Total Turkey					6,877,899

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	2,480,000		2,481,830	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	2,000,000		1,971,020	(a)

Total Ukraine					4,452,850

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	82,160,000	UYU	1,974,907	(d)

TOTAL SOVEREIGN BONDS (Cost - $55,070,186)					52,336,066

SENIOR LOANS - 7.6%
COMMUNICATION SERVICES - 1.1%
Media - 0.5% iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.161%	5/1/26	2,946,208		2,766,672	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	17

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.6%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.675%	4/15/27	3,758,557	$3,658,327	(e)(h)(i)

TOTAL COMMUNICATION SERVICES				6,424,999

CONSUMER DISCRETIONARY - 4.8%
Diversified Consumer Services - 0.8%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	4,986,663	4,910,826	(e)(h)(i)

Hotels, Restaurants & Leisure - 2.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.911%	11/19/26	9,302,786	8,950,703	(e)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.911%	12/23/24	4,750,575	4,384,101	(e)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.161%	11/30/23	1,237,179	1,198,132	(e)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.922%	6/22/26	720,000	694,665	(e)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.911%	5/30/25	1,030,268	987,218	(e)(h)(i)

Total Hotels, Restaurants & Leisure				16,214,819

Specialty Retail - 1.2%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	1,083,782	1,031,286	(e)(h)(i)(j)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	2,606,595	1,412,774	(e)(h)(i)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	4,564,245	4,556,810	(e)(h)(i)

Total Specialty Retail				7,000,870

TOTAL CONSUMER DISCRETIONARY				28,126,515

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	4,710,000	2,355,000	*(c)(e)(h)(i)

See Notes to Schedule of Investments.

18	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.3%
Airlines - 0.9%
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	2,450,000	$2,423,663	(e)(h)(i)(j)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/25/27	2,680,000	2,681,302	(e)(h)(i)

Total Airlines				5,104,965

Machinery - 0.4%
Vertical Midco GmbH, Term Loan B	—	6/30/27	2,250,000	2,222,755	(j)

TOTAL INDUSTRIALS				7,327,720

TOTAL SENIOR LOANS (Cost - $45,458,046)				44,234,234

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.3%
U.S. Government Obligations - 6.3%
U.S. Treasury Notes	2.250%	4/30/21	4,000,000	4,063,750	(k)
U.S. Treasury Notes	1.375%	5/31/21	5,000,000	5,051,953	(k)
U.S. Treasury Notes	1.125%	2/28/22	4,000,000	4,063,750	(k)
U.S. Treasury Notes	1.875%	8/31/22	3,400,000	3,524,578	(k)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	1,042,676	(k)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000	4,322,344	(k)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,216,563	(k)
U.S. Treasury Notes	2.000%	6/30/24	3,000,000	3,214,863	(k)
U.S. Treasury Notes	1.500%	1/31/27	2,000,000	2,146,953
U.S. Treasury Notes	0.500%	5/31/27	2,000,000	2,015,898
U.S. Treasury Notes	0.625%	5/15/30	4,000,000	4,033,750
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $35,363,658)				36,697,078

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes (Cost - $4,848,117)	3.375%	8/15/26	5,955,000	5,497,239

			SHARES
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,419,137)	6.177%		155,800	3,750,106	(b)(e)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	19

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Argentina Treasury Bond (Cost - $352,671)	1.000%	8/5/21	38,719,872	ARS	$308,321	(l)

			SHARES
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			149,145		0	*(m)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			96,800		80,698	*(l)(n)
KCAD Holdings I Ltd.			533,873,172		0	*(l)(m)(n)

Total Energy Equipment & Services					80,698

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC			1,069		81,993	*(l)(n)

TOTAL ENERGY					162,691

TOTAL COMMON STOCKS (Cost - $8,706,876)					162,691

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $744,702,284)					805,408,872

	RATE
SHORT-TERM INVESTMENTS - 1.5%
Dreyfus Government Cash
Management, Institutional Shares (Cost - $8,978,025)	0.061%		8,978,025		8,978,025

TOTAL INVESTMENTS - 139.7% (Cost - $753,680,309)					814,386,897
Liabilities in Excess of Other Assets - (39.7)%					(231,397,478)

TOTAL NET ASSETS - 100.0%					$582,989,419

See Notes to Schedule of Investments.

20	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	The coupon payment on these securities is currently in default as of July 31, 2020.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

(n)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

OJSC	— Open Joint Stock Company

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

RUB	— Russian Ruble

USD	— United States Dollar

UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	21

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank Securities Inc.	0.240%	6/5/2020	9/3/2020	$28,301,250	U.S. Government & Agency Obligations	$28,500,477

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	277,837	USD	312,765	BNP Paribas SA	10/16/20	$15,048
USD	1,207,287	GBP	967,307	Citibank N.A.	10/16/20	(59,428)

Total						$(44,380)

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset High Income Fund II Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$662,423,137		—	$662,423,137
Sovereign Bonds	—	52,336,066		—	52,336,066
Senior Loans	—	44,234,234		—	44,234,234
U.S. Government & Agency Obligations	—	36,697,078		—	36,697,078
Convertible Bonds & Notes	—	5,497,239		—	5,497,239
Preferred Stocks	$3,750,106	—		—	3,750,106
Non-U.S. Treasury Inflation Protected Securities	—	308,321		—	308,321
Common Stocks:
Consumer Discretionary	—	0	*	—	0	*
Energy	—	—		$162,691	162,691
Total Long-Term Investments	3,750,106	801,496,075		162,691	805,408,872

Short-Term Investments†	8,978,025	—		—	8,978,025

Total Investments	$12,728,131	$801,496,075		$162,691	$814,386,897

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$15,048		—	$15,048

Total	$12,728,131	$801,511,123		$162,691	$814,401,945

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$59,428		—	$59,428

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

25